Note 4 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment, Net

Property and equipment, net, consisted of the following as of December 31, 2015 and 2014 (in thousands):

	Life	December 31,
	(in years)	2015	2014

Medical equipment	5	$454	$367
Computer equipment	3	56	39
Furniture and fixtures	7	24	13
		534	419
Less: Accumulated depreciation and amortization		(295)	(232)
Property and equipment, net		$239	$187

Depreciation and amortization expense for the years ended December 31, 2015 and 2014 was $77,000 and $56,000, respectively.